SCHEDULE OF INVESTMENTS

as of July 31, 2021 (Unaudited)

Shares		Value	Percent of
Held		(Note 1)	Net Assets
	COMMON STOCK - 94.53%		Net Assets
	Airports
470,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$5,416,444	2.01%
750,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B (a)	4,599,849	1.71
		10,016,293	3.71
	Auto Parts
18,400,000	Controladora Nemak, S.A.B. de C.V. Series A (a)	2,963,634	1.10
6,500,000	Nemak, S.A.B. de C.V. Series A (a)	2,211,652	0.82
		5,175,286	1.92
	Beverages
1,180,000	Arca Continental, S.A.B. de C.V.	7,154,539	2.65
1,950,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	17,046,735	6.32
		24,201,274	8.97
	Building Materials
17,500,000	Cemex, S.A.B. de C.V. Series CPO (a)	14,304,769	5.30
700,000	Grupo Cementos de Chihuahua, S.A.B. de C.V.	5,703,939	2.12
		20,008,708	7.42
	Chemical Products
3,500,000	Alpek, S.A.B. de C.V. Series A	4,353,089	1.61
4,000,000	Orbia Advance Corporation, S.A.B. de C.V.	10,922,361	4.05
		15,275,450	5.66
	Construction and Infrastructure
425,000	Promotora y Operadora de Infraestructura, S.A.B. de C.V.	3,211,753	1.19

	Consumer Products
5,500,000	Kimberly-Clark de México, S.A.B. de C.V. (b) Series A	8,922,361	3.31

	Financial Groups
2,000,000	Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander. Series B	2,373,726	0.88
3,150,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	20,460,929	7.58
		22,834,655	8.46
	Food
800,000	Gruma, S.A.B. de C.V. Series B	8,672,656	3.21

	Holding Companies
15,400,000	Alfa, S.A.B. de C.V. (b) Series A	11,751,051	4.36

	Mining
5,000,000	Grupo México, S.A.B. de C.V. (b) Series B	22,954,574	8.51
250,000	Industrias Peñoles, S.A.B. de C.V.(a)	3,532,150	1.31
		26,486,724	9.82
	Railroad
3,900,000	Gméxico Transportes, S.A.B. de C.V.	6,607,475	2.45

SCHEDULE OF INVESTMENTS

as of July 31, 2021 (Unaudited) concluded

Shares		Value	Percent of
Held		(Note 1)	Net Assets
	Real Estate
2,500,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	4,920,096	1.82

	Restaurants
1,700,000	Alsea, S.A.B. de C.V.(a)	3,454,335	1.28

	Retail
700,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	3,315,465	1.23
3,931,785	La Comer, S.A.B. de C.V. Series UBC	7,836,853	2.90
6,200,000	Wal-Mart de México, S.A.B. de C.V.	20,477,866	7.59
		31,630,184	11.72
	Steel
200,000	Ternium, S.A. ADR	9,728,048	3.61

	Telecommunications Services
45,000,000	América Móvil, S.A.B. de C.V. Series L	37,780,294	14.00
5,178,074	Telesites, S.A.B. de C.V. Series B-1 (a)	4,331,677	1.61
		42,111,971	15.61

	Total Common Stock (Identified cost - $275,518,771)	$255,008,320	94.53%

Principal Amount		Value (Note 1)	Percent of Net Assets
	SHORT-TERM SECURITIES – 5.32%
	Repurchase Agreements
$9,452,974	BBVA Bancomer, S.A., 4.05%, dated 7/30/21, due 8/2/21 repurchase price $9,455,101 collateralized by Bondes (Bonds issued by the Mexican Government), interest rate 4.28% (c), due 10/7/2021. Value of collateral $9,541,521.	$9,452,974	3.50%
	Time Deposits
$4,909,836	Comerica Bank, 0.03%, dated 7/30/21, due 8/2/21	4,909,836	1.82
	Total Short-Term Securities (Identified cost - $14,362,810)	$14,362,810	5.32%
	Total Investments (Identified cost - $289,881,581)	269,371,130	99.85
	Other Assets in Excess of Liabilities	406,158	0.15
	Net Assets Equivalent to $17.98 per share on 15,005,224 shares of capital stock outstanding.	$269,777,288	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing.
(b)	A member of the Board also serves as a member of the company’s board of directors.
(c)	Floating rate security. Rate shown is the rate in effect as of July 31, 2021.
ADR – American Depositary Receipt

Supplemental Information

GAAP establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund’s investments in securities:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$255,008,320	-	-	$255,008,320
Short Term Investments(b)	-	$14,362,810	-	$14,362,810
Total Investments in Securities	$255,008,320	$14,362,810	-	$269,371,130

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments

(b)	These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/20	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 7/31/21	-